INCOME TAXES	12 Months Ended
Sep. 30, 2025
INCOME TAXES
INCOME TAXES

17.         INCOME TAXES

Agritech and its subsidiary, State Harvest are incorporated in the British Virgin Islands and are exempted from the income tax under the laws of the British Virgin Islands. State Harvest’s subsidiaries and State Harvest’s variable interest entity, Beijing Origin and its majority owned subsidiaries (together, the “PRC entities”) were incorporated in the PRC and governed by the PRC laws.

The PRC’s statutory income tax rate is 25%.

The Company accounts for income taxes using an asset and liability approach. Accordingly, income tax liabilities include amounts related to uncertain tax positions, including unrecognized tax benefits and any related interest and penalties, for tax years subject to review by taxing authorities. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. Until September 30, 2025, the management considered that the Company had no uncertain tax positions affected its consolidated financial position. The Company’s uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities and the major one is the China tax authority. The open tax years for ex0aminations in China are 5 years.

The principal components of the deferred income tax assets are as follows:

	September 30,
	2024	2025
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	33,358	11,059
Impairment loss	35,215	30,728
Allowance for credit loss	21,360	4,347

Non-current deferred income tax assets	89,933	46,134
Valuation allowances	(89,933)	(46,134)

Net non-current deferred income tax assets	—	—

The Company did not have any significant temporary differences relating to deferred tax liabilities as of September 30, 2024 and 2025.

A significant portion of the deferred tax assets recognized relates to net operating loss and credit carry forwards. The Company operates through the PRC entities and the valuation allowance is considered on each individual basis.

Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended
	September 30,
	2024	2025
	%	%
Statutory rate	25	25
Effect of preferential tax treatment	—	—
Change in valuation allowance	(25)	(25)
Over provision in prior year	—	1

Effective income tax rate	—	1